Shareholders' equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended								1 Months Ended
	Jan. 01, 2012 USD ($)	Jan. 01, 2012 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Jun. 24, 2008	Mar. 31, 2011 JPY (¥)	Jun. 24, 2008 Maximum JPY (¥)	Mar. 31, 2012 Parent Company USD ($)	Mar. 31, 2012 Parent Company JPY (¥)	Mar. 31, 2011 Parent Company JPY (¥)	Jan. 01, 2012 Treasury stock, at cost USD ($)	Jan. 01, 2012 Treasury stock, at cost JPY (¥)	Jan. 01, 2012 Additional paid-in capital USD ($)	Jan. 01, 2012 Additional paid-in capital JPY (¥)	Jan. 01, 2012 Retained earnings USD ($)	Jan. 01, 2012 Retained earnings JPY (¥)
Stockholders Equity Note [Line Items]
Percentage of distributions from surplus appropriated as capital or retained earnings reserve			10.00%	10.00%
Percentage of stated capital appropriated as capital and retained earnings reserve			25.00%	25.00%
Retained earnings, reserve			$ 2,114	¥ 173,711		¥ 171,062
Retained earnings, available for dividend payments								65,072	5,348,279	5,389,432
Cash dividends included in retained earnings at year-end								1,156	95,004
Cash dividends per share								$ 0.37	¥ 30.00
Retained earnings related to the equity in undistributed earnings of companies accounted for by the equity method			17,973	1,477,165
Common stock approved for repurchase, shares							30,000,000
Common stock approved for repurchase, amount							200,000
Common stock repurchased, shares					14,000,000
Purchase Period					1 year
Treasury stock shares issued	31,151,148	31,151,148
Retirement of common stock, amount											1,531	125,819	7	551	552	45,365
Losses on disposal of treasury stock	559	45,916
Decrease in non -controlling interest	1,434	117,881
Decrease in comprehensive income -loss	79	6,503
Increase in additional paid in capital	$ 541	¥ 44,481